Transaction Costs (Tables)	12 Months Ended
Dec. 31, 2025
Transaction Costs [Abstract]
Summary of Transaction Costs

	Years Ended December 31,
	2025	2024	2023
	$	$	$
Transaction costs	4,030	6,818	7,569
	4,030	6,818	7,569